Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income attributable to Vale's stockholders:
Net income from continuing operations attributable to Vale's stockholders	$ 24,736	$ 6,258	$ 324
Loss from discontinued operations attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Net income (loss) attributable to Vale's stockholders	$ 22,445	$ 4,881	$ (1,683)
Thousands of shares
Weighted average number of shares outstanding - common shares	5,012,424	5,129,585	5,127,950
Common share
Basic and diluted earnings (loss) per share from continuing operations:
Basic earnings (loss) per share from continuing operations	$ 4.93	$ 1.22	$ 0.06
Diluted earnings (loss) per share from continuing operations	4.93	1.22	0.06
Basic and diluted loss per share from discontinued operations:
Basic earnings (loss) per share from discontinued operations	(0.46)	(0.27)	(0.39)
Diluted earnings (loss) per share from discontinued operations	(0.46)	(0.27)	(0.39)
Basic and diluted earnings (loss) per share:
Common share, Basic	4.47	0.95	(0.33)
Common share, Diluted	$ 4.47	$ 0.95	$ (0.33)